Financial risk management objectives and policies - Interest Rate Risk Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Mainland China Facilities
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	3.10%
Mainland China Facilities | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	2.93%
Japan Facility | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	4.00%
Revolving Facility | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	4.44%
Term Loan | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	7.16%
Reasonably possible increase in average interest rate	1.00%
Increase in interest expense from change in average interest rate	$ 4.2	$ 4.1